JUNE 30, 1999

                                                        [LOGO]   BT Mutual Funds

Institutional
Equity 500 Index Fund
                               Semi-Annual Report

                                       Trust: BT Institutional Funds
                                       Investment Advisor: Bankers Trust Company

--------------------------------------------------------------------------------
Equity 500 Index Fund

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ..............................     3

Equity 500 Index Fund
     Statement of Assets and Liabilities ............     5
     Statement of Operations ........................     5
     Statements of Changes in Net Assets ............     6
     Financial Highlights ...........................     7
     Notes to Financial Statements ..................     8

Equity 500 Index Portfolio
     Statement of Net Assets ........................    10
     Statement of Operations ........................    15
     Statements of Changes in Net Assets ............    15
     Financial Highlights ...........................    16
     Notes to Financial Statements ..................    17


                                   ----------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                   ----------

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Equity 500 Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the Equity 500 Index Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

As the global economy started to improve, the domestic stock market continued a volatile, but record-breaking run. The S&P 500 Index advanced during the first six months of 1999, closing above the 1,300 mark late in the first quarter. The Dow Jones Industrial Average rose to new highs, passing the 10,000 milestone and then the 11,000 level within the first half of the year.

Large cap growth stocks outperformed large cap value stocks during the first quarter of 1999. Sell-offs in large cap technology stocks raised concerns early in the quarter, but expectations of stronger earnings and profits lead to the sector's continued strength, as it was the top performer through March.

During the second quarter, large cap value stocks outperformed their growth brethren for the first time in nearly 1 1/2 years. Stronger performance in value stocks can be attributed, in part, to stronger performance in energy-related stocks, rebounding with higher oil prices. Additionally, positive corporate earnings surprises and a rotation into cyclicals led to stronger returns in sectors that have long been out of favor. While technology stocks pushed large cap growth stocks back on top for the month of June, the value sectors' strength for the second quarter was enough to give them the lead for the semi-annual period as a whole. As investor sentiment shifted, small and mid capitalization stocks also got a boost in the second quarter, outperforming large cap stocks for the first time in seven quarters.

Technology was still the semi-annual period's top performing sector, joined by more value-oriented sectors, including basic materials and energy. The weakest performing sectors included utilities, health care, and consumer staples. There were 19 changes to the S&P 500 Index during the first six months of 1999.

Comparatively, this represents fewer additions and deletions than a year ago, primarily due to less merger and acquisition activity during this semi-annual period.

INVESTMENT REVIEW

It is well worth noting that based on overall performance the Fund is ranked 12 out of 100 funds for the one year period and 2 out of 40 funds for the five year period ended June 30, 1999 in the Lipper Analytical S&P 500 Index Objective. The Fund has earned a five-star rating from Morningstar based on its overall performance as of June 30, 1998 out of 3,043 domestic equity funds.(1)

-----------------------------------------------------------
Ten Largest Stock Holdings
-----------------------------------------------------------
Microsoft Corp.                   Lucent Technologies, Inc.
-----------------------------------------------------------
General Electric Co.              Intel Corp.
-----------------------------------------------------------
International Business            Exxon Corp.
  Machines Corp.
-----------------------------------------------------------
Wal-Mart Stores, Inc.             AT&T Corp.
-----------------------------------------------------------
Cisco Systems, Inc.               Merck & Co., Inc.
-----------------------------------------------------------

MANAGER OUTLOOK

A fundamental reassessment of the global economic outlook was the big story for the financial markets during the first half of 1999. The nightmare scenarios of Armageddon, deflation and financial meltdown that prevailed late last year were replaced by signs of improving growth-particularly in Asia.

Within the U.S., the improvement globally has not been uniformly good news for financial markets. Indeed, with U.S. growth showing no signs of slowing and labor markets still extremely tight, the pick-up in the rest of the world raises the risks of inflation pressures here at home. To guard against those risks, the Federal Reserve Board raised the targeted Fed funds rate by 0.25% to 5% at their meeting on June 30th. Although the Fed declared a bias toward a neutral stance, we

-------------------------------------------------------------------------------------------------------------------------------
                                        Cumulative Total Returns                             Average Annual Total Returns
-------------------------------------------------------------------------------------------------------------------------------
Periods ended             Past 6     Past 1    Past 3     Past 5    Since               Past 1    Past 3     Past 5     Since
June 30, 1999             months      year      years      years   inception             year      years      years   inception
-------------------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund
 (inception 12/31/92)(2)   12.18%    22.78%    114.75%    240.96%   261.94%             22.78%    29.02%     27.80%    21.91%
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(3)           12.39%    22.77%    115.25%    241.92%   263.63%             22.77%    29.12%     27.87%    21.97%
-------------------------------------------------------------------------------------------------------------------------------
Lipper S&P 500
 Index Average(4)          11.95%    22.18%    112.18%    234.43%   253.79%             22.18%    28.50%     27.31%    21.45%
-------------------------------------------------------------------------------------------------------------------------------

(1) Morningstar proprietary ratings reflect historical risk-adjusted performance as of June 30, 1999. They are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the Fund's 3-, 5-, and 10-year (if applicable) average annual total return in excess of 90-day Treasury-bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Fund received 5 stars for the three- and five-year periods and was rated among 3,043 and 1,878 domestic equity funds, respectively. The top 10% of funds in a rating universe receive 5 stars.
(2) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
(3) The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.
(4) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

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Equity 500 Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                         By Sector as of June 30, 1999
                     (percentages are based on market value)

                                [GRAPHIC OMITTED]

Consumer Durables 7%
Other 3%
Energy 6%
Retail Trade 7%
Business Equipment
& Service 8%
Utilities 11%
Capital Goods 6%
Health
Care 11%
Finance &
Building 17%
Chemicals 2%
Consumer
Non-Durables 22%

expect continued strong growth and some pickup in inflation to prompt a modest degree of additional Fed tightening and some further backup in Treasury yields going forward. This backdrop might temper the equity markets' enthusiasm a bit, but a serious correction is, in our opinion, unlikely unless the economy really overheats, provoking aggressive Fed tightening and imperiling the economic expansion the U.S. has enjoyed for more than eight years.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the BT Institutional Equity 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.

                              Bankers Trust Company
                           Equity 500 Index Portfolio
                                  June 30, 1999
--------------------------------------------------------------------------------


Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Equity 500 Index Fund and the S&P 500 Index since December 31, 1992.

Total Return
Ended June 30, 1999

 One       Five        Since
 Year      Year      12/31/92(1)

22.78%   27.80%(2)    21.91%(2)

(1) The Fund's inception date.
(2) Annualized.
Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                 [Chart Omitted]
                               (Chart Plot Points)

BT Institutional Equity 500 Index Fund - $36,194
S&P 500 Index - $36,363

12/92         10000       10000
 6/93         10491       10487
12/93         10984       11008
 6/94         10615       10635
12/94         11137       11153
 6/95         13388       13408
12/95         15323       15344
 6/96         16854       16894
12/96         18809       18867
 6/97         22669       22757
12/97         25060       25162
 6/98         29479       29619
12/98         32265       32353
 6/99         36194       36363

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged and investments may not be made in an index. The Index return does not reflect expenses, which have been deducted from the Fund's return.

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Equity 500 Index Fund

Statement of Assets and Liabilities  June 30, 1999  (unaudited)
--------------------------------------------------------------------------------

 Assets
   Investment in Equity 500 Index Portfolio, at Value .................................................  $ 2,566,353,576
   Receivable for Shares of Beneficial Interest Subscribed ............................................      254,410,622
   Prepaid Expenses and Other .........................................................................           45,605
                                                                                                         ---------------
Total Assets ..........................................................................................    2,820,809,803
                                                                                                         ---------------
Liabilities
   Due to Bankers Trust ...............................................................................           80,226
   Payable for Shares of Beneficial Interest Redeemed .................................................        1,634,681
   Accrued Expenses ...................................................................................           40,053
                                                                                                         ---------------
Total Liabilities .....................................................................................        1,754,960
                                                                                                         ---------------
Net Assets ............................................................................................  $ 2,819,054,843
                                                                                                         ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares
    of beneficial interest authorized) ................................................................       16,218,764
                                                                                                         ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding) ...  $        173.81
                                                                                                         ===============
Composition of Net Assets
   Paid-in Capital ....................................................................................  $ 1,488,974,149
   Undistributed Net Investment Income ................................................................        1,730,120
   Accumulated Net Realized Loss from Investment and Futures Transactions .............................      (10,692,902)
   Net Unrealized Appreciation on Investment and Futures Contracts ....................................    1,339,043,476
                                                                                                         ---------------
Net Assets ............................................................................................  $ 2,819,054,843
                                                                                                         ===============

--------------------------------------------------------------------------------


Statement of Operations  For the six months ended June 30, 1999  (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Income allocated from Equity 500 Index Portfolio, net                                                 $    18,381,931
 ......................................................................................................  ---------------
Expenses
   Administration and Services Fees ...................................................................          617,929
   Registration Fees ..................................................................................           15,590
   Printing and Shareholder Reports ...................................................................            9,231
   Professional Fees ..................................................................................            6,806
   Trustees Fees ......................................................................................            2,127
   Miscellaneous ......................................................................................            1,299
                                                                                                         ---------------
   Total Expenses .....................................................................................          652,982
   Less: Fees Waived by Bankers Trust .................................................................         (398,349)
                                                                                                         ---------------
     Net Expenses .....................................................................................          254,633
                                                                                                         ---------------
Net Investment Income .................................................................................       18,127,298
                                                                                                         ---------------
Realized and Unrealized Gain (Loss) on Investment and Futures Contracts
   Net Realized Loss from Investment Transactions .....................................................      (13,777,092)
   Net Realized Gain from Futures Transactions ........................................................        3,128,043
   Net Change in Unrealized Appreciation/Depreciation on Investment Transactions and Futures
      Contracts .......................................................................................      269,788,856
                                                                                                         ---------------
Net Realized and Unrealized Gain on Investment and Futures Contracts ..................................      259,139,807
                                                                                                         ---------------
Net Increase in Net Assets from Operations ............................................................  $   277,267,105
                                                                                                         ===============

                       See Notes to Financial Statements.

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Equity 500 Index Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       For the            For the
                                                                                  six months ended       year ended
                                                                                   June 30, 1999(1)  December 31, 1998
                                                                                  -----------------  -----------------
Increase in Net Assets from:
Operations
   Net Investment Income .......................................................   $    18,127,298    $    27,388,215
   Net Realized Gain (Loss) from Investment and Futures Transactions ...........       (10,649,049)        16,811,388
   Net Change in Unrealized Appreciation on Investment and Futures Contracts ...       269,788,856        411,132,012
                                                                                   ---------------    ---------------
Net Increase in Net Assets from Operations .....................................       277,267,105        455,331,615
                                                                                   ---------------    ---------------
Distributions to Shareholders
   Net Investment Income .......................................................       (16,438,999)       (27,346,394)
   Net Realized Gain from Investment and Futures Transactions ..................       (12,189,818)       (36,598,002)
                                                                                   ---------------    ---------------
Total Distributions ............................................................       (28,628,817)       (63,944,396)
                                                                                   ---------------    ---------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares ...............................................     1,185,053,989        978,369,557
   Dividend Reinvestments ......................................................        31,721,963         53,642,775
   Cost of Shares Redeemed .....................................................      (935,329,256)      (656,076,536)
                                                                                   ---------------    ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest ........       281,446,696        375,935,796
                                                                                   ---------------    ---------------
Total Increase in Net Assets ...................................................       530,084,984        767,323,015
Net Assets
Beginning of Period ............................................................     2,288,969,859      1,521,646,844
                                                                                   ---------------    ---------------
End of Period (including undistributed net investment income of $1,730,120 and $41,821 for the six months ended June 30, 1999 and the
   year ended December 31, 1998, respectively) .................................   $ 2,819,054,843    $ 2,288,969,859
                                                                                   ===============    ===============

----------
(1) Unaudited.

                       See Notes to Financial Statements.

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Equity 500 Index Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Equity 500 Index Fund.

                                                    For the six                              For the years
                                                    months ended                          ended December 31,
                                                      June 30,      ----------------------------------------------------------------
                                                       1999(2)         1998          1997          1996          1995        1994
                                                     ----------     ----------    ----------    ----------    ---------   ----------
Per Share Operating Performance:(1)
Net Asset Value, Beginning of Period ............    $   156.72     $   125.63    $   100.08    $    83.82    $   62.64   $   64.08
                                                     ----------     ----------    ----------    ----------    ---------   ---------
Income from Investment Operations
   Net Investment Income ........................          1.22           2.05          2.04          1.98         1.80        1.68
   Net Realized and Unrealized Gain (Loss) on
      Investment and Futures Transactions .......         17.83          33.70         30.88         16.92        21.54       (0.78)
                                                     ----------     ----------    ----------    ----------    ---------   ---------
Total from Investment Operations ................         19.05          35.75         32.92         18.90        23.34        0.90
                                                     ----------     ----------    ----------    ----------    ---------   ---------
Distributions to Shareholders
   Net Investment Income ........................         (1.12)         (2.05)        (2.01)        (1.98)       (1.80)      (1.68)
   Net Realized Gain from Investment and
      Futures Transactions ......................         (0.84)         (2.61)        (5.36)        (0.66)       (0.36)      (0.66)
                                                     ----------     ----------    ----------    ----------    ---------   ---------
Total Distributions .............................         (1.96)         (4.66)        (7.37)        (2.64)       (2.16)      (2.34)
                                                     ----------     ----------    ----------    ----------    ---------   ---------
Net Asset Value, End of Period ..................    $   173.81     $   156.72    $   125.63    $   100.08    $   83.82   $   62.64
                                                     ==========     ==========    ==========    ==========    =========   =========
Total Investment Return .........................         12.18%         28.72%        33.23%        22.75%       37.59%       1.40%
Supplemental Data and Ratios:
   Net Assets, End of Period
      (000s omitted) ............................    $2,819,055     $2,288,970    $1,521,647    $1,218,455    $ 800,551   $ 371,216
   Ratios to Average Net Assets:
      Net Investment Income .....................          1.47%(3)       1.48%         1.74%         2.20%        2.52%       2.84%
      Expenses, Including Expenses
        of the Equity 500 Index Portfolio .......          0.10%(3)       0.10%         0.10%         0.10%        0.10%       0.10%
      Decrease Reflected in Above Expense
        Ratios Due to Expenses Reimbursed
        and/or Fees Waived by Bankers Trust .....          0.03%(3)       0.07%         0.11%         0.11%        0.13%       0.13%

----------
(1) Per share amounts for the years ended December 31, 1994 through December 31, 1996 have been restated to reflect a 1:6 reverse stock split effective September 4, 1997.
(2)  Unaudited.
(3)  Annualized.

                       See Notes to Financial Statements.

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Equity 500 Index Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations and began offering shares of beneficial interest on December 31, 1992. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1999, the Fund's investment was 36% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from generally accepted accounting principles.

F. Other
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust. Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on the basis of identified cost.

G. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund to the extent necessary to limit all expenses to .02% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .10% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

--------------------------------------------------------------------------------
Equity 500 Index Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 3--Shares of Beneficial Interest
At June 30, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                        For the Six Months Ended         For the Year Ended
                            June 30, 1999(1)             December 31, 1998
                      ---------------------------------------------------------
                        Shares         Amount         Shares         Amount
                        ------         ------         ------         ------
Sold ..............    7,178,675   $1,185,053,989    6,799,218    $978,369,557
Reinvested ........      189,186       31,721,963      361,789      53,642,775
Redeemed ..........   (5,755,035)    (935,329,256)  (4,667,456)   (656,076,536)
                      ----------   --------------   ----------    -------------
Net Increase ......    1,612,826   $  281,446,696    2,493,551    $375,935,796
                      ==========   ==============   ==========    ============
----------
(1) Unaudited.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

  Shares                   Description                           Value
  ------                   -----------                           -----
           Common Stock - 101.3%
  226,000 3Com Corp.(1) ...............................      $   6,031,375
  970,744 Abbott Laboratories .........................         44,168,852
   39,000 Adobe Systems, Inc. .........................          3,204,096
   23,368 Adolph Coors Co.-- Class B ..................          1,156,716
   90,941 Advanced Micro Devices, Inc.(1) .............          1,642,622
  130,000 AES Corp.(1) ................................          7,556,250
   92,059 Aetna, Inc. .................................          8,233,527
  170,100 Aflac, Inc.(1) ..............................          8,143,537
  147,908 Air Products and Chemicals, Inc. ............          5,953,297
   18,398 Alberto-Culver Co.-- Class B ................            489,847
  275,323 Albertson's, Inc. ...........................         14,196,351
  139,736 Alcan Aluminium Ltd. ........................          4,462,818
  237,500 Alcoa, Inc. .................................         14,695,312
  129,494 Allegheny Teledyne, Inc. ....................          2,929,802
   45,201 Allergan, Inc. ..............................          5,017,311
  357,212 AlliedSignal, Inc.(2)........................         22,504,356
  517,698 Allstate Corp. ..............................         18,572,416
  177,900 Alltel Corp. ................................         12,719,850
   64,034 ALZA Corp.(1) ...............................          3,257,730
   62,493 Amerada Hess Corp. ..........................          3,718,333
   84,620 Ameren Corp. ................................          3,247,292
  693,400 America Online, Inc.(1) .....................         76,620,700
  132,910 American Electric Power Co. .................          4,992,432
  290,216 American Express Co. ........................         37,764,357
  161,637 American General Corp. ......................         12,183,389
   57,314 American Greetings Corp.-- Class A ..........          1,726,584
  859,192 American Home Products Corp. ................         49,403,540
  794,405 American International Group, Inc. ..........         92,995,035
  711,904 Ameritech Corp. .............................         52,324,944
  326,380 Amgen, Inc.(1) ..............................         19,868,382
   98,404 AMR Corp.(1) ................................          6,716,073
  114,450 Amsouth Banc Corp. ..........................          2,653,809
   81,100 Anadarko Petroleum Corp. ....................          2,985,494
   51,376 Andrew Corp.(1) .............................            972,933
  306,480 Anheuser Busch Companies, Inc.(2)............         21,740,925
  157,875 AON Corp. ...................................          6,512,344
   63,300 Apache Corp. ................................          2,468,700
   89,642 Apple Computer, Inc. ........................          4,151,545
  237,200 Applied Materials, Inc.(1) ..................         17,523,150
  419,647 Archer-Daniels-Midland Co. ..................          6,478,301
   26,783 Armstrong World Industries, Inc. ............          1,548,392
   20,849 Asarco, Inc. ................................            392,222
   32,987 Ashland, Inc. ...............................          1,323,603
  457,422 Associates First Capital Corp. -- Class A ...         20,269,512
2,040,706 AT&T Corp. ..................................        113,896,904
  209,250 Atlantic Richfield Co. ......................         17,485,453
   35,814 Autodesk, Inc. ..............................          1,058,751
  403,524 Automatic Data Processing, Inc. .............         17,755,056
   87,800 Autozone, Inc.(1) ...........................          2,644,975
   74,530 Avery Dennison Corp. ........................          4,499,749
  171,356 Avon Products, Inc. .........................          9,510,258
  209,713 Baker Hughes, Inc. ..........................          7,025,385
   18,754 Ball Corp. ..................................            792,356
  767,348 Banc One Corp. ..............................         45,705,165
1,109,639 Bank of America Corp. .......................         81,350,409
  487,800 Bank of New York Co., Inc. ..................         17,896,162
  190,034 BankBoston Corp. ............................          9,715,488
  275,500 Barrick Gold Corp. ..........................          5,337,812
  162,300 Battle Mountain Gold Co.(1) .................            395,606
   36,123 Bausch & Lomb, Inc. .........................          2,763,409
  183,463 Baxter International, Inc. ..................         11,122,444

  Shares                   Description                           Value
  ------                   -----------                           -----
  176,900 BB&T Corp. ..................................      $   6,490,019
   71,795 Bear Stearns Companies, Inc. ................          3,356,416
  165,164 Becton, Dickinson & Co. .....................          4,954,920
  995,280 Bell Atlantic Corp. .........................         65,066,430
1,214,464 BellSouth Corp. .............................         56,928,000
   25,431 Bemis Co., Inc. .............................          1,010,882
  129,700 Best Buy Inc.(1) ............................          8,754,750
  186,860 Bestfoods ...................................          9,249,570
   89,049 Bethlehem Steel Corp.(1) ....................            684,564
   72,150 Biomet, Inc.(1) .............................          2,867,962
   57,571 Black & Decker Corp. ........................          3,634,169
  138,400 BMC Software, Inc.(1) .......................          7,473,600
  613,946 Boeing Co. ..................................         27,128,739
   38,403 Boise Cascade Corp. .........................          1,646,529
  250,700 Boston Scientific Corp.(1) ..................         11,015,131
       25 Bp Amoco Plc-- Sponsored ADR ................              2,713
   15,582 Briggs & Stratton Corp. .....................            899,860
1,274,456 Bristol-Myers Squibb Co. ....................         89,769,494
   30,019 Brown-Forman Corp. -- Class B ...............          1,956,864
  105,235 Browning-Ferris Industries, Inc. ............          4,525,105
   58,842 Brunswick Corp. .............................          1,640,221
  303,536 Burlington Northern Santa Fe Corp. ..........          9,409,616
  120,039 Burlington Resources, Inc. ..................          5,191,687
   34,577 C.R. Bard, Inc. .............................          1,653,213
  110,600 Cabletron Systems, Inc.(1) ..................          1,437,800
  270,454 Campbell Soup Co. ...........................         12,542,304
  126,100 Capital One Financial Corp. .................          7,022,194
  169,997 Cardinal Health, Inc. .......................         10,901,058
  390,500 Carnival Corp.-- Class A ....................         18,939,250
   77,628 Carolina Power & Light Co. ..................          3,323,449
   47,400 Case Corp. ..................................          2,281,125
  237,964 Caterpillar, Inc. ...........................         14,277,840
  452,810 CBS Corp.(1) ................................         19,668,934
  503,534 Cendant Corp.(1) ............................         10,322,447
   38,180 Centex Corp. ................................          1,434,136
  136,630 Central & South West Corp. ..................          3,193,726
   95,000 Centurytel, Inc. ............................          3,776,250
   88,104 Ceridian Corp. ..............................          2,879,899
   65,028 Champion International Corp. ................          3,113,215
  252,050 Charles Schwab Corp. ........................         27,693,994
  546,464 Chase Manhattan Corp. .......................         47,337,444
  418,566 Chevron Corp. ...............................         39,842,251
  108,572 Chubb Corp. .................................          7,545,754
  132,399 CIGNA Corp. .................................         11,783,511
   96,700 Cincinnati Financial Corp. ..................          3,632,294
  105,122 Cinergy Corp. ...............................          3,363,904
   66,846 Circuit City Stores, Inc. ...................          6,216,678
2,059,050 Cisco Systems, Inc.(1) ......................        132,808,725
2,163,924 Citigroup ...................................        102,786,390
  199,100 Clear Channel Communications, Inc.(1) .......         13,725,456
   75,204 Clorox Co. ..................................          8,032,727
   74,300 CMS Energy ..................................          3,111,312
  149,432 Coastal Corp. ...............................          5,977,280
1,581,442 Coca-Cola Co. ...............................         98,840,125
  264,300 Coca-Cola Enterprises, Inc. .................          7,862,925
  187,702 Colgate-Palmolive Co. .......................         18,535,572
   53,502 Columbia Energy Group .......................          3,353,907
  368,122 Columbia/HCA Healthcare Corp. ...............          8,397,783
  488,824 Comcast Corp. -- Special Class A ............         18,789,172
   99,660 Comerica, Inc. ..............................          5,923,541
1,075,984 Compaq Computer Corp. .......................         25,487,371
  350,875 Computer Associates International, Inc. .....         19,298,125

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

  Shares                   Description                           Value
  ------                   -----------                           -----
  101,872 Computer Sciences Corp.(1) ..................      $   7,048,269
  238,300 Compuware Corp.(1) ..........................          7,580,919
  308,832 ConAgra, Inc. ...............................          8,222,652
  203,468 Conseco, Inc. ...............................          6,193,057
  149,736 Consolidated Edison, Inc. ...................          6,775,554
   61,405 Consolidated Natural Gas Co. ................          3,730,354
   70,600 Consolidated Stores Corp.(1) ................          1,906,200
   88,825 Constellation Energy Group, Inc. ............          2,631,441
   61,248 Cooper Industries, Inc. .....................          3,184,896
   53,951 Cooper Tire & Rubber Co. ....................          1,274,592
  156,514 Corning, Inc. ...............................         10,975,544
  139,899 Costco Companies, Inc.(1) ...................         11,200,664
   72,900 Countrywide Credit Industries, Inc. .........          3,116,475
   42,449 Crane Co. ...................................          1,334,490
   81,650 Crown Cork & Seal Co., Inc. .................          2,327,025
  155,232 CSX Corp. ...................................          7,033,950
   20,334 Cummins Engine Co., Inc. ....................          1,161,580
  248,588 CVS Corp. ...................................         12,615,841
   66,894 Cyprus Amax Minerals Co. ....................          1,015,953
  107,147 Dana Corp. ..................................          4,935,459
   94,700 Danaher Corp. ...............................          5,504,437
   88,319 Darden Restaurants, Inc. ....................          1,926,458
   23,045 Data General Corp.(1) .......................            335,593
  282,616 Dayton Hudson Corp. .........................         18,370,040
  153,923 Deere & Co. .................................          6,099,199
1,643,900 Dell Computer Corp.(1) ......................         60,824,300
  349,125 Delphi Automotive Systems ...................          6,480,633
   90,798 Delta Air Lines, Inc. .......................          5,232,235
   51,591 Deluxe Corp. ................................          2,008,825
   64,997 Dillard Department Stores, Inc. -- Class A ..          2,283,020
  151,406 Dollar General Corp. ........................          4,390,774
  125,206 Dominion Resources, Inc. ....................          5,422,985
  144,008 Dover Corp. .................................          5,040,280
  145,076 Dow Chemical Co. ............................         18,406,517
   48,172 Dow Jones & Co., Inc. .......................          2,556,127
  104,876 DTE Energy Co. ..............................          4,195,040
  726,492 Du Pont (E.I.) de Nemours & Co. .............         49,628,485
  232,295 Duke Power Co. ..............................         12,631,041
  105,979 Dun & Bradstreet Corp. ......................          3,755,631
   15,642 Eastern Enterprises .........................            621,769
   62,781 Eastman Chemical Co. ........................          3,248,917
  208,826 Eastman Kodak Co. ...........................         14,147,961
   52,382 Eaton Corp. .................................          4,819,144
   73,800 Ecolab, Inc. ................................          3,219,525
  226,470 Edison International, Inc. ..................          6,058,072
   31,125 EG & G, Inc. ................................          1,108,828
  316,000 Electronic Data Systems Corp. ...............         17,873,750
       89 Elf Aquitaine-Sponsored ADR .................              6,547
  705,140 Eli Lilly & Co. .............................         50,505,652
  643,680 EMC Corp.(1) ................................         35,402,400
  298,000 Emerson Electric Co. ........................         18,736,750
   84,308 Engelhard Corp. .............................          1,907,468
  219,066 Enron Corp. .................................         17,908,645
  158,407 Entergy Corp. ...............................          4,950,219
   90,800 Equifax, Inc. ...............................          3,240,425
1,559,034 Exxon Corp. .................................        120,240,497
  672,114 Fannie Mae ..................................         45,955,795
  189,710 FDX Corp.(1) ................................         10,291,767
  141,100 Federated Department Stores, Inc.(1) ........          7,469,481
  170,567 Fifth Third Bancorp .........................         11,353,366
  283,900 First Data Corp. ............................         13,893,356
  623,085 First Union Corp. ...........................         29,284,995
  Shares                   Description                           Value
  ------                   -----------                           -----
  442,400 Firstar Corp. ...............................      $  12,387,200
  152,384 FirstEnergy Corp. ...........................          4,723,904
  394,888 Fleet Financial Group, Inc. .................         17,523,155
   22,406 Fleetwood Enterprises, Inc. .................            592,359
   62,700 Florida Progress Corp. ......................          2,590,294
   47,681 Fluor Corp. .................................          1,931,080
   20,850 FMC Corp.(1) ................................          1,424,316
  782,644 Ford Motor Co. ..............................         44,170,471
  138,985 Fort James Corp. ............................          5,264,057
  111,574 Fortune Brands, Inc. ........................          4,616,374
   30,738 Foster Wheeler Corp. ........................            434,174
  117,794 FPL Group, Inc. .............................          6,434,497
  172,120 Franklin Resources, Inc. ....................          6,992,375
  435,714 Freddie Mac .................................         25,271,412
   79,700 Freeport-McMoRan Copper &
            Gold, Inc. -- Class B(1) ..................          1,429,619
  114,100 Frontier Corp. ..............................          6,731,900
   46,300 Fruit of The Loom, Inc.-- Class A(1) ........            451,425
  180,592 Gannett Company, Inc. .......................         12,889,754
  548,334 Gap, Inc. ...................................         27,622,325
   89,200 Gateway, Inc.(1) ............................          5,262,800
   81,744 General Dynamics Corp. ......................          5,599,464
2,101,744 General Electric Co. ........................        237,497,072
  103,100 General Instrument Corp.(1) .................          4,381,750
   98,269 General Mills, Inc. .........................          7,898,371
  419,634 General Motors Corp. ........................         27,695,844
  115,226 Genuine Parts Co. ...........................          4,032,910
  112,802 Georgia-Pacific Corp. .......................          5,343,995
  711,316 Gillette Co. ................................         29,163,956
   37,317 Golden West Financial Corp. .................          3,657,066
   47,752 Goodrich (B.F.) Co. .........................          2,029,460
  100,136 Goodyear Tire & Rubber Co. ..................          5,889,248
   64,400 GPU, Inc. ...................................          2,716,875
   24,525 Great Atlantic & Pacific Tea Co., Inc. ......            829,252
   37,796 Great Lakes Chemical Corp. ..................          1,740,978
  623,636 GTE Corp. ...................................         47,240,427
  204,400 Guidant Corp.(1) ............................         10,513,825
   69,735 H & R Block, Inc. ...........................          3,486,750
  259,525 H.J. Heinz Co. ..............................         13,008,691
  281,962 Halliburton Co. .............................         12,758,780
   38,839 Harcourt General, Inc. ......................          2,002,636
   58,815 Harrah's Entertainment, Inc.(1) .............          1,293,930
   55,742 Harris Corp. ................................          2,184,390
  146,546 Hartford Financial Services Group, Inc. .....          8,545,464
  123,470 Hasbro, Inc. ................................          3,449,443
   68,900 HCR Manor Care, Inc.(1) .....................          1,666,519
  252,500 Healthsouth Corp.(1) ........................          3,771,719
   31,616 Helmerich and Payne .........................            752,856
   70,514 Hercules, Inc. ..............................          2,772,082
   81,894 Hershey Foods Corp. .........................          4,862,456
  650,840 Hewlett-Packard Co. .........................         65,409,420
  166,541 Hilton Hotels Corp. .........................          2,362,800
  953,152 Home Depot, Inc. ............................         61,418,732
  149,343 Homestake Mining Co. ........................          1,222,746
   83,119 Honeywell, Inc. .............................          9,631,414
  309,585 Household International, Inc. ...............         14,666,589
  105,000 Humana, Inc.(1) .............................          1,358,437
  135,070 Huntington Bancshares, Inc. .................          4,727,450
   81,162 Ikon Office Solutions, Inc. .................          1,217,430
  151,192 Illinois Tool Works, Inc. ...................         12,397,744
  220,858 IMS Health, Inc. ............................          6,901,812
   80,266 Inco, Ltd.(1) ...............................          1,444,788

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------
  Shares                   Description                           Value
  ------                   -----------                           -----
  105,946 Ingersoll-Rand Co. ..........................      $   6,846,760
2,133,956 Intel Corp. .................................        126,970,382
1,163,764 International Business Machines Corp. .......        150,416,497
   65,287 International Flavors & Fragrances, Inc. ....          2,897,111
  265,474 International Paper Co. .....................         13,406,437
   83,360 Interpublic Group of Companies, Inc. ........          7,221,060
   59,423 ITT Industries ..............................          2,265,502
  169,550 J.C. Penney Co., Inc. .......................          8,233,772
   67,965 Jefferson-Pilot Corp. .......................          4,498,433
  862,396 Johnson & Johnson ...........................         84,514,808
   47,154 Johnson Controls, Inc. ......................          3,268,362
    7,839 Jostens, Inc. ...............................            165,109
   70,400 Kansas City Southern Inds. ..................          4,492,400
   29,045 Kaufman & Broad Home Corp. ..................            722,494
  252,314 Kellogg Co. .................................          8,326,362
   60,831 Kerr-McGee Corp. ............................          3,052,956
  319,000 KeyCorp .....................................         10,247,875
  347,406 Kimberly Clark Corp. ........................         19,802,142
   47,512 King World Productions, Inc.(1) .............          1,654,011
   58,800 KLA/Tencor Corp.(1)..........................          3,814,650
  315,503 Kmart Corp.(1) ..............................          5,186,081
   58,826 Knight-Ridder, Inc. .........................          3,231,753
   98,800 Kohls Corp.(1) ..............................          7,626,125
  513,740 Kroger Co. ..................................         14,352,611
  153,900 Laidlaw, Inc. ...............................          1,135,012
   75,700 Lehman Brothers, Inc. .......................          4,712,325
  133,741 Limited, Inc. ...............................          6,068,498
  138,020 Lincoln National Corp. ......................          7,220,171
   44,403 Liz Claiborne, Inc. .........................          1,620,709
  251,610 Lockheed Martin Corp. .......................          9,372,472
   63,300 Loews Corp. .................................          5,008,612
   24,926 Longs Drug Stores, Inc. .....................            861,505
   74,958 Louisiana-Pacific Corp. .....................          1,780,252
  236,688 Lowe's Companies, Inc. ......................         13,417,251
   85,000 LSI Logic Corp.(1) ..........................          3,920,625
1,924,321 Lucent Technologies, Inc. ...................        129,771,431
       38 Lyondell Chemical Co. .......................                784
   49,702 Mallinckrodt Group, Inc. ....................          1,807,910
  155,680 Marriott International ......................          5,818,540
  179,286 Marsh and McLennan ..........................         13,536,093
  225,022 Masco Corp. .................................          6,497,510
  267,265 Mattel, Inc. ................................          7,065,818
  216,447 May Department Stores Co. ...................          8,847,271
   58,812 Maytag Corp. ................................          4,098,461
   63,700 MBIA, Inc. ..................................          4,124,575
  514,137 MBNA Corp. ..................................         15,745,446
   37,087 McDermott International, Inc. ...............          1,047,708
  867,728 McDonald's Corp. ............................         35,848,013
  137,960 McGraw-Hill, Inc. ...........................          7,441,217
1,193,213 MCI WorldCom, Inc.(1) .......................        102,914,621
  178,773 McKesson Hboc, Inc. .........................          5,743,083
   65,902 Mead Corp. ..................................          2,751,408
  389,228 MediaOne Group(1) ...........................         28,948,832
  374,704 Medtronic, Inc. .............................         29,180,074
  334,848 Mellon Bank Corp. ...........................         12,180,096
  101,000 Mercantile Banc Corp., Inc. .................          5,769,625
1,513,794 Merck & Co., Inc. ...........................        112,020,756
   33,372 Meredith Corp. ..............................          1,155,505
       66 Meritor Automotive ..........................              1,683
  228,976 Merrill Lynch & Co., Inc. ...................         18,303,769
   75,300 MGIC Investment Corp. .......................          3,661,462

  Shares                   Description                           Value
  ------                   -----------                           -----
  152,700 Micron Technology, Inc. .....................      $   6,155,719
3,263,800 Microsoft Corp.(1) ..........................        294,353,962
   19,447 Milacron, Inc. ..............................            359,769
   28,492 Millipore Corp. .............................          1,155,707
  258,178 Minnesota Mining & Manufacturing Co. ........         22,445,350
  126,100 Mirage Resorts, Inc.(1) .....................          2,112,175
  508,642 Mobil Corp. .................................         50,355,558
       52 Momentum Business Applications(1) ...........                367
  398,620 Monsanto Co. ................................         15,720,576
  370,433 Morgan Stanley Dean Witter
            Discover & Co. ............................         37,969,382
  112,960 Morgan, (J.P.) & Co., Inc. ..................         15,870,880
  384,842 Motorola, Inc. ..............................         36,463,780
  211,000 Nabisco Group Holdings ......................          4,127,688
    3,827 NACCO Industries, Inc.-- Class A ............            281,285
   41,925 Nalco Chemical Co. ..........................          2,174,859
  210,600 National City Corp. .........................         13,794,300
  106,826 National Semiconductor Corp.(1) .............          2,704,033
   31,826 National Service Industries, Inc. ...........          1,145,736
   39,758 Navistar International Corp. ................          1,987,900
   46,700 Network Appliance, Inc.(1) ..................          2,609,363
   71,000 New Century Energies, Inc. ..................          2,755,688
  123,468 New York Times Co. -- Class A ...............          4,545,166
  183,096 Newell Rubbermaid Inc .......................          8,513,964
  118,810 Newmont Mining Corp. ........................          2,361,349
  184,500 Nextel Communications, Inc. -- Class A(1) ...          9,259,594
   78,242 Niagara Mohawk Power Corp. ..................          1,256,762
   35,869 NICOR, Inc. .................................          1,365,264
  179,348 Nike, Inc. ..................................         11,354,970
   94,558 Nordstrom, Inc. .............................          3,167,693
  243,453 Norfolk Southern Corp. ......................          7,334,022
  431,662 Nortel Networks Corp. .......................         37,473,657
   77,088 Northern States Power Co. ...................          1,864,566
   73,500 Northern Trust Corp. ........................          7,129,500
   55,579 Northrop Grumman Corp. ......................          3,685,582
  222,092 Novell, Inc.(1) .............................          5,885,438
   57,094 Nucor Corp. .................................          2,708,397
  221,814 Occidental Petroleum Corp. ..................          4,685,821
  232,300 Office Depot, Inc.(1) .......................          5,125,119
  112,500 Omnicom Group, Inc. .........................          9,000,000
   17,791 Oneok, Inc. .................................            564,864
  935,084 Oracle Corp.(1) .............................         34,714,994
   34,750 Owens Corning ...............................          1,194,531
   97,500 Owens-Illinois, Inc.(1) .....................          3,187,031
   83,307 P P & L Resources ...........................          2,561,690
   63,980 Paccar, Inc. ................................          3,414,933
  253,389 Pacificorp ..................................          4,656,023
   89,900 Paine Webber Group, Inc. ....................          4,202,825
   80,664 Pall Corp. ..................................          1,789,733
  187,000 Parametric Technology Corp.(1) ..............          2,594,625
   84,414 Parker-Hannifin Corp. .......................          3,861,941
  165,150 Paychex, Inc. ...............................          5,264,156
   32,225 Pe Corp. -- Pe Biosystems Group 9 ...........          3,697,819
  126,384 PECO Energy .................................          5,292,330
   22,655 People's Energy Corp. .......................            853,810
  149,300 Peoplesoft, Inc.(1) .........................          2,575,425
   33,612 Pep Boys (Manny Moe & Jack) .................            726,860
  941,994 PepsiCo, Inc. ...............................         36,443,393
  832,228 Pfizer, Inc. ................................         91,337,023
  257,305 PG&E Corp. ..................................          8,362,413
  325,732 Pharmacia & Upjohn, Inc. ....................         18,505,649

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

  Shares                   Description                           Value
  ------                   -----------                           -----
   37,108 Phelps Dodge Corp. ..........................      $   2,298,377
1,558,198 Philip Morris Companies .....................         62,620,082
  162,006 Phillips Petroleum Co. ......................          8,150,927
  153,520 Pioneer Hi-Bred International, Inc. .........         5,977,685
  174,796 Pitney Bowes, Inc. ..........................         11,230,643
  151,104 Placer Dome, Inc. ...........................          1,784,916
  194,133 PNC Bank Corp. ..............................         11,186,914
   33,582 Polaroid Corp. ..............................            927,703
   18,501 Potlatch ....................................            812,888
  112,342 PPG Industries, Inc. ........................          6,635,199
  101,115 Praxair, Inc. ...............................          4,948,315
  851,240 Procter & Gamble Co. ........................         75,973,170
   46,450 Progressive Corporation of Ohio .............          6,735,250
       62 Prologis Trust ..............................              1,256
   85,800 Provident Cos., Inc. ........................          3,432,000
   90,797 Providian Financial Corp. ...................          8,489,520
  143,294 Public Service Enterprise Group .............          5,857,142
   29,832 Pulte Corp. .................................            688,001
   94,184 Quaker Oats Co. .............................          6,251,463
   86,052 R.R. Donnelley & Sons Co. ...................          3,189,302
  207,815 Ralston Purina Group ........................          6,325,369
   51,976 Raychem Corp. ...............................          1,923,112
  217,114 Raytheon Co.-- Class B ......................         15,279,398
   35,129 Reebok International Ltd.(1) ................            654,278
  136,170 Regions Financial Corp. .....................          5,234,034
  169,592 Reliant Energy ..............................          4,684,979
   76,600 Republic New York Corp. .....................          5,223,163
   49,249 Reynolds Metals Co. .........................          2,905,691
  183,502 Rite Aid Corp. ..............................          4,518,737
       66 RJ Reynolds Tobacco Hldgs. ..................              2,079
  135,424 Rockwell International Corp. ................          8,227,008
  134,491 Rohm & Haas Co. .............................          5,766,330
   51,700 Rowan Cos., Inc.(1) .........................            953,219
1,363,504 Royal Dutch Petroleum Co. ...................         82,151,116
   23,111 Russell Corp. ...............................            450,665
   46,017 Ryder Systems, Inc. .........................          1,196,442
   93,902 Safeco ......................................          4,143,426
  326,500 Safeway, Inc.(1) ............................         16,161,750
  583,554 Sara Lee Corp. ..............................         13,239,381
1,254,428 SBC Communications, Inc. ....................         72,756,824
  942,432 Schering-Plough Corp. .......................         49,948,896
  352,562 Schlumberger Ltd. ...........................         22,453,792
   48,438 Scientific-Atlanta, Inc. ....................          1,743,768
  156,400 Seagate Technology, Inc.(1) .................          4,007,750
  286,737 Seagram Co. Ltd. ............................         14,444,376
   53,605 Sealed Air Corp.(1) .........................          3,477,624
  245,609 Sears, Roebuck & Co. ........................         10,944,951
  132,514 Sempra Energy ...............................          2,998,129
  175,992 Service Corp. International .................          3,387,846
   17,074 Shared Medical Systems Corp. ................          1,114,079
  115,474 Sherwin-Williams Co. ........................          3,204,404
   65,600 Sigma Aldrich Corp. .........................          2,259,100
  119,215 Silicon Graphics, Inc.(1) ...................          1,952,146
  106,200 SLM Holding Corp. ...........................          4,865,288
   41,094 Snap-On Tools Corp. .........................          1,487,089
  161,500 Solectron Corp.(1) ..........................         10,770,031
   68,910 Sonat, Inc. .................................          2,282,644
  447,458 Southern Co. ................................         11,857,637
  118,200 Southtrust Corp .............................          4,535,925
  215,800 Southwest Airlines Co. ......................          6,716,775
    7,104 Springs Industries, Inc.-- Class A ..........            309,912

  Shares                   Description                           Value
  ------                   -----------                           -----
  583,064 Sprint Corp. ................................      $  30,793,068
  278,791 Sprint PCS1 .................................         15,925,936
   50,588 St. Jude Medical, Inc. ......................          1,802,198
  151,228 St. Paul Cos., Inc. .........................          4,810,941
   54,830 Stanley Works ...............................          1,764,841
  314,200 Staples, Inc.(1) ............................          9,720,563
  102,700 State Street Corp. ..........................          8,768,013
  119,100 Summit Bancorp ..............................          4,979,869
  499,912 Sun Microsystems, Inc.(1) ...................         34,431,439
   62,745 Sunoco, Inc. ................................          1,894,115
  205,460 Suntrust Banks, Inc. ........................         14,266,629
   73,940 SuperValu, Inc. .............................          1,899,334
  146,950 Synovus Financial Corp. .....................          2,920,631
  213,420 Sysco Corp. .................................          6,362,584
  126,932 Tandy Corp. .................................          6,203,802
   30,207 Tektronix, Inc. .............................            911,874
  249,150 Tellabs, Inc.(1) ............................         16,833,197
   41,122 Temple Inland, Inc. .........................          2,806,577
  193,410 Tenet Healthcare Corp.(1) ...................          3,590,173
  118,234 Tenneco, Inc. ...............................          2,822,837
  361,622 Texaco, Inc. ................................         22,601,375
  248,756 Texas Instruments, Inc. .....................         36,069,620
  182,127 Texas Utilities Co. .........................          7,512,739
   97,606 Textron, Inc. ...............................          8,034,194
   96,300 Thermo Electron Corp.(1) ....................          1,932,019
   39,400 Thomas & Betts Corp. ........................          1,861,650
  755,830 Time Warner, Inc. ...........................         55,553,505
   46,329 Times Mirror Co.-- Class A ..................          2,744,993
   35,396 Timken Co. ..................................            690,222
  215,816 TJX Cos., Inc. ..............................          7,189,371
   87,068 Torchmark Corp. .............................          2,971,196
  168,118 Toys `R' Us, Inc.(1) ........................          3,477,941
   80,786 Transamerica Corp. ..........................          6,058,950
   76,096 Tribune Co. .................................          6,629,864
   98,899 Tricon Global Restaurants, Inc.(1) ..........          5,352,908
   76,772 TRW, Inc. ...................................          4,212,864
   36,896 Tupperware Corp. ............................            940,848
  516,606 Tyco International Ltd. .....................         48,948,419
  476,637 U.S. Bancorp ................................         16,205,658
  322,755 U.S. West, Inc. .............................         18,961,856
  170,225 Unicom Corp. ................................          6,564,302
  351,346 Unilever NV .................................         24,506,384
   85,152 Union Carbide Corp. .........................          4,151,160
  158,747 Union Pacific Corp. .........................          9,256,934
  160,948 Union Pacific Resources Group, Inc. .........          2,625,464
   83,200 Union Planters Corp. ........................          3,718,000
  160,499 Unisys Corp.(1) .............................          6,249,430
  119,500 United Healthcare Corp. .....................          7,483,688
  310,324 United Technologies Corp. ...................         22,246,352
  154,737 Unocal Corp. ................................          6,131,454
   89,800 UNUM Corp. ..................................          4,916,550
   48,715 US Airways Group, Inc.(1) ...................          2,122,147
  123,407 UST, Inc. ...................................          3,609,655
   62,377 USX -- U.S. Steel Group .....................          1,684,179
  193,064 USX Marathon Group ..........................          6,286,647
   76,930 V.F. Corp. ..................................          3,288,758
  450,898 Viacom, Inc.-- Class B(1)....................         19,839,512
   65,100 Vulcan Materials Co. ........................          3,141,075
   47,049 W.R. Grace & Co.(1) .........................            864,525
   61,530 W.W. Grainger, Inc. .........................          3,311,083
  125,710 Wachovia Corp. ..............................         10,756,062

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Net Assets June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

  Shares                   Description                           Value
  ------                   -----------                           -----
  2,837,496 Wal-Mart Stores, Inc. .....................     $ 136,909,182
    626,136 Walgreen Co. ..............................        18,392,745
  1,318,271 Walt Disney Co. ...........................        40,619,225
    544,358 Warner-Lambert Co. ........................        37,764,836
    379,172 Washington Mutual, Inc. ...................        13,413,210
    390,151 Waste Management, Inc. ....................        20,970,616
     58,600 Watson Pharmaceuticals(1) .................         2,054,663
     40,400 Wellpoint Health Networks(1) ..............         3,428,950
  1,054,236 Wells Fargo Co. ...........................        45,068,589
     84,662 Wendy's International, Inc. ...............         2,396,993
     62,760 Westvaco Corp. ............................         1,820,040
    128,594 Weyerhaeuser Co. ..........................         8,840,838
     49,839 Whirlpool Corp. ...........................         3,688,086
     65,100 Willamette Industries, Inc. ...............         2,998,669
    301,036 Williams Cos., Inc. .......................        12,812,845
     76,880 Winn Dixie Stores, Inc. ...................         2,839,755
     74,392 Wm. Wrigley, Jr. Co. ......................         6,695,280
     56,579 Worthington Industries, Inc. ..............           930,017
    420,470 Xerox Corp. ...............................        24,834,009
                                                            --------------
Total Common Stock (Cost $4,624,473,581) ..............      7,219,251,149
                                                            --------------


  Shares                   Description                           Value
  ------                   -----------                           -----
            Short Term Instruments - 2.3%
            Mutual Funds - 2.1%
149,053,427 Institutional Cash Management
              Fund(2)..................................     $  149,053,427
                                                            --------------

Principal
Amount
---------
            U.S. Treasury Bills - 0.2%
$11,500,000   4.37%, 7(2)2/99(2)........................        11,471,187
  1,075,000   4.12%, 7(2)2/99(2)........................         1,072,429
                                                            --------------
                                                                12,543,616
                                                            --------------
Total Short Term Instruments (Cost $161,597,043) ......        161,597,043
                                                            --------------
Total Investments (Cost $4,786,070,624) ......... 103.6%     7,380,848,192
Liabilities in Excess of Other Assets ...........  (3.6)%     (253,903,135)
                                                  -----     --------------
Net Assets ...................................... 100.0%    $7,126,945,057
                                                  =====     ==============

----------
(1) Non-income producing security.
(2) Held as collateral for futures contracts.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Statement of Operations  For the six months ended June 30, 1999  (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends (net of foreign withholding tax of $853,040) ......................     $  50,446,337
   Interest ....................................................................           230,889
                                                                                     -------------
Total Investment Income ........................................................        50,677,226
                                                                                     -------------
Expenses
   Advisory Fees ...............................................................         2,388,171
   Administration and Services Fees ............................................           139,626
   Professional Fees ...........................................................            17,157
   Trustees Fees ...............................................................             1,613
   Miscellaneous ...............................................................               815
                                                                                     -------------
   Total Expenses ..............................................................         2,547,382
                                                                                     -------------
Net Investment Income ..........................................................        48,129,844
                                                                                     -------------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
   Net Realized Loss from Investment Transactions ..............................       (20,205,629)
   Net Realized Gain from Futures Transactions .................................         7,878,722
   Net Change in Unrealized Appreciation/Depreciation on Investments ...........       692,807,362
   Net Change in Unrealized Appreciation/Depreciation on Futures Contracts .....         4,463,160
                                                                                     -------------
Net Realized and Unrealized Gain on Investments and Futures Contracts ..........       684,943,615
                                                                                     -------------
Net Increase in Net Assets from Operations .....................................     $ 733,073,459
                                                                                     =============

--------------------------------------------------------------------------------


Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                              For the             For the
                                                                                          six months ended       year ended
                                                                                          June 30, 1999(1)     December 31, 1998
                                                                                          ----------------     -----------------
Increase in Net Assets from:
Operations
   Net Investment Income ............................................................     $    48,129,844       $    58,364,731
   Net Realized Gain (Loss) from Investment Transactions and Futures Transactions ...         (12,326,907)           35,274,688
   Net Change in Unrealized Appreciation on Investment Transactions
     and Futures Contracts ..........................................................         697,270,522           895,089,518
                                                                                          ---------------       ---------------
Net Increase in Net Assets from Operations ..........................................         733,073,459           988,728,937
                                                                                          ---------------       ---------------
Capital Transactions
   Proceeds from Capital Invested ...................................................       2,666,490,800         2,853,940,069
   Value of Capital Withdrawn .......................................................      (1,473,123,612)       (1,445,251,067)
                                                                                          ---------------       ---------------
Net Increase in Net Assets from Capital Transactions ................................       1,193,367,188         1,408,689,002
                                                                                          ---------------       ---------------
Total Increase in Net Assets ........................................................       1,926,440,647         2,397,417,939
Net Assets
   Beginning of Period ..............................................................       5,200,504,410         2,803,086,471
                                                                                          ---------------       ---------------
   End of Period ....................................................................     $ 7,126,945,057       $ 5,200,504,410
                                                                                          ===============       ===============

----------
(1) Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                      For the
                                                    six months                     For the years ended December 31,
                                                  ended June 30,   ----------------------------------------------------------------
                                                      1999(1)         1998          1997          1996          1995         1994
                                                  --------------      ----          ----          ----          ----         ----
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) .......    $7,126,945     $5,200,504    $2,803,086    $1,925,224    $1,080,736    $559,772
   Ratios to Average Net Assets:
   Net Investment Income .......................          1.51%(2)       1.50%         1.76%         2.20%         2.52%       2.84%
   Expenses ....................................          0.08%(2)       0.08%         0.08%         0.10%         0.10%       0.10%
   Decrease Reflected in Above Expense
     Ratios Due to Expenses Reimbursed
     and/or Fees Waived by Bankers Trust .......            --           0.02%         0.07%         0.05%         0.05%       0.06%
Portfolio Turnover Rate ........................            10%             4%           19%           15%            6%         21%

----------
(1) Unaudited.
(2) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Notes to Financial Statements  (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio which on an annual basis is equal to the lesser of (1) 0.005%, or (2) the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to 0.08%. For the period January 1, 1998 to May 6, 1998, the Administration and Services fee was 0.05% on an annual basis. For the six months ended June 30, 1999, Administration and Services Fees amounted to $139,626.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998 to May 6, 1998 the Advisory fee was .10%. For the six months ended June 30, 1999, advisory fees amounted to $2,388,171, of which $267,757 was payable at the end of the six months.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio.

The Portfolio may invest in the Institutional Cash Management Fund (the "Fund"), an open-end management investment company managed by Bankers Trust Company (the "Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1999 amounted to $3,787,178 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

For the six months ended June 30, 1999, the Portfolio paid affiliated brokerage commissions of $16,526.

--------------------------------------------------------------------------------
Equity 500 Index Portfolio

Notes to Financial Statements  (unaudited)
--------------------------------------------------------------------------------

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998 Bankers Trust Corporation ("BT Corp.") and Deutsche Bank AG ("Deutsche Bank") entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999, were $1,976,610,265 and $615,765,892, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1999 was $4,804,171,277. The aggregate gross unrealized appreciation was $2,665,663,652, and the aggregate gross unrealized depreciation was $88,986,737 for all investments as of June 30, 1999. Payable for securities purchased at June 30, 1999 amounted to $318,781,154.

Note 4--Futures Contracts
A summary of obligations under these financial instruments at June 30, 1999 is as follows:

                                                        Market       Unrealized
Type of Future   Expiration   Contracts    Position      Value      Appreciation
--------------   ----------   ---------    --------      -----      ------------
S&P 500 Index
   Futures       Sept. 1999      592         Long    $204,491,600    $5,603,496

At June 30, 1999, the Portfolio segregated approximately $12,550,000 to cover margin requirements on open futures contracts.

Note 5--Net Assets
Paid-in Capital ....................     $4,526,563,993
Net Unrealized Appreciation on
  Investments and Futures ..........      2,600,381,064
                                         --------------
Total Net Assets ...................     $7,126,945,057
                                         ==============

                      This page intentionally left blank.

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

[GRAPHIC OMITTED]


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.

Institutional Equity 500 Index Fund                              CUSIP 055924500
BT Institutional Funds                                           481SA (6/99)

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101